UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Cash Flows from Operating Activities
Net income	$ 183.1	[1]	$ 133.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	67.6		53.1
Amortization of deferred loan charges	4.8		4.8
Amortization of mobilization revenue	(15.4)		(13.3)
Unrealized (gain)/ loss related to derivative financial instruments	(30.7)		12.7
Payment for long term maintenance	0		(1.0)
Deferred income tax (benefit)/expense	(1.9)		0.4
West Aquarius settlement	(25.0)		0
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	19.4		66.0
Trade accounts receivable	(32.7)		(71.0)
Mobilization revenue receivable	(1.6)		(79.1)
Trade accounts payable	(1.4)		9.2
Related party payables	76.5		0
Other assets	14.6		4.9
Other liabilities	(3.7)		(8.7)
Net cash provided by operating activities	253.6		111.8
Cash Flows from Investing Activities
Additions to newbuildings and rigs	(49.3)		(89.0)
Net cash used in investing activities	(49.3)		(89.0)
Cash Flows from Financing Activities
Proceeds from long term debt related party	109.5		0
Repayments of debt	(229.0)		(137.9)
Proceeds from related party loans	119.6		0
Cash Distributions	(107.8)		0
Distribution to Seadrill Limited for the acquisition of Tender rig T-15	(76.1)		0
Owner’s funding received	31.8		119.5
Net cash used in financing activities	(152.0)		(18.4)
Net increase/(decrease) in cash and cash equivalents	52.3		4.4
Cash and cash equivalents at beginning of the period	19.5		15.3
Cash and cash equivalents at the end of period	71.8		19.7
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	28.4		14.7
Taxes paid	$ 15.2		$ 4.9

[1]	The Dropdown Companies’ net loss from January 1 to May 17, 2013 (pre-dropdown) amounted to $1.6 million. The post acquisition net profit (from May 18, 2013 to June 30, 2013) relating to the T-15 in the quarter ended June 30, 2013 was $0.3 million.